Financial risk management and financial instruments - Expected Credit Losses (Details) - ZAR (R) R in Millions	Jun. 30, 2025	Jun. 30, 2024
Detail on expected credit losses recognised
Financial assets	R 85,517	R 86,216
Trade receivable | Lifetime | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	30,370	28,313
Trade receivable | Lifetime | Gross carrying amount | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	29,959	27,782
Trade receivable | Lifetime | Gross carrying amount | Simplified approach for trade receivables, low risk
Detail on expected credit losses recognised
Financial assets	28,585	26,254
Trade receivable | Lifetime | Gross carrying amount | Simplified approach for trade receivables, medium risk
Detail on expected credit losses recognised
Financial assets	1,374	1,528
Trade receivable | Lifetime | Gross carrying amount | Credit impaired
Detail on expected credit losses recognised
Financial assets	411	531
Trade receivable | Lifetime | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(238)	(300)
Trade receivable | Lifetime | Expected credit loss | Simplified approach for trade receivables
Detail on expected credit losses recognised
Financial assets	(93)	(184)
Trade receivable | Lifetime | Expected credit loss | Simplified approach for trade receivables, low risk
Detail on expected credit losses recognised
Financial assets	(86)	(173)
Trade receivable | Lifetime | Expected credit loss | Simplified approach for trade receivables, medium risk
Detail on expected credit losses recognised
Financial assets	(7)	(11)
Trade receivable | Lifetime | Expected credit loss | Credit impaired
Detail on expected credit losses recognised
Financial assets	(145)	(116)
Other receivables | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	4,275	3,829
Other receivables | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(663)	(570)
Other receivables | Lifetime | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	1,850	1,318
Other receivables | Lifetime | Gross carrying amount | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	1,122	658
Other receivables | Lifetime | Gross carrying amount | Credit impaired
Detail on expected credit losses recognised
Financial assets	728	660
Other receivables | Lifetime | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(661)	(566)
Other receivables | Lifetime | Expected credit loss | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	(3)	(128)
Other receivables | Lifetime | Expected credit loss | Credit impaired
Detail on expected credit losses recognised
Financial assets	(658)	(438)
Other receivables | 12-months | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	2,425	2,511
Other receivables | 12-months | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(2)	(4)
Long-term receivables
Detail on expected credit losses recognised
Financial assets	2,884	3,051
Long-term receivables | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	3,635	3,716
Long-term receivables | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(83)	(156)
Long-term receivables | Lifetime | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	568	445
Long-term receivables | Lifetime | Gross carrying amount | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	399	97
Long-term receivables | Lifetime | Gross carrying amount | Credit impaired
Detail on expected credit losses recognised
Financial assets	169	348
Long-term receivables | Lifetime | Expected credit loss
Detail on expected credit losses recognised
Financial assets	(55)	(132)
Long-term receivables | Lifetime | Expected credit loss | Significant increase in credit risk since initial recognition
Detail on expected credit losses recognised
Financial assets	(5)
Long-term receivables | Lifetime | Expected credit loss | Credit impaired
Detail on expected credit losses recognised
Financial assets	(50)	(132)
Long-term receivables | 12-months | Gross carrying amount
Detail on expected credit losses recognised
Financial assets	3,067	3,271
Long-term receivables | 12-months | Expected credit loss
Detail on expected credit losses recognised
Financial assets	R (28)	R (24)